INVENTORY (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
The following table summarizes inventory as of May 31, 2021 and November 30, 2020, respectively (in thousands).

	May 31, 2021	November 30, 2020
Raw materials	$3,999	$2,901
Work in process	159	302
Finished goods	2,449	1,614
Total	$6,607	$4,817

The following table summarizes inventory as of November 30, 2020 and 2019, respectively.
	November 30, 2020	November 30, 2019
Raw materials	$2,900,550	$449,767
Work in process	302,239	32,098
Finished goods	1,613,826	477,883
Total	$4,816,615	$959,748